Segment Information - Schedule of revenue by type of service provided by the Group (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 9,165,330,760	$ 1,438,240,398	¥ 9,601,873,937	¥ 7,283,230,253
Live Streaming [Member]
Segment Reporting Information [Line Items]
Revenues	8,596,599,175		8,852,225,839	6,617,291,032
Advertisement [Member]
Segment Reporting Information [Line Items]
Revenues	464,866,153		645,227,128	513,265,806
Other [Member]
Segment Reporting Information [Line Items]
Revenues	¥ 103,865,432		¥ 104,420,970	¥ 152,673,415